Basis of Presentation of Financial Statements and Principal Accounting Policies - Additional Information (Detail)		12 Months Ended
	Nov. 01, 2016	Dec. 31, 2017 TWD ($)	Jan. 01, 2018 TWD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about basis of presentation of financial statements and principal accounting policies [line items]
Retained earnings		$ 2,815,966,000			$ 95,006,000	$ 260,989,000
Other receivables - related parties		4,534,000			153,000
Inventory		1,929,239,000			65,089,000	1,877,982,000
Deferred tax assets		212,372,000			7,165,000	249,806,000
Deferred tax liabilities		174,293,000			$ 5,880,000	$ 92,543,000
Financial assets measured at fair value		$ 0
Cash and cash equivalents maturity period		3 months
Effects of adopting new standards [member] | Revenue recognition of customized products [member] | Increase (decrease) due to application of IFRS 15 [member]
Disclosure of detailed information about basis of presentation of financial statements and principal accounting policies [line items]
Retained earnings			$ 46,607,000	$ 1,572,000
Contract assets			255,112,000	8,607,000
Inventory			(208,505,000)	(7,035,000)
Effects of adopting new standards [member] | Presentation of contract assets and contract liabilities [member] | Increase (decrease) due to application of IFRS 15 [member]
Disclosure of detailed information about basis of presentation of financial statements and principal accounting policies [line items]
Contract liabilities			70,156,000	2,367,000
Effects of adopting new standards [member] | Recognition of deferred tax [member]
Disclosure of detailed information about basis of presentation of financial statements and principal accounting policies [line items]
Deferred tax assets			(736,000)	(25,000)
Deferred tax liabilities			19,651,000	663,000
Effects of adopting new standards [member] | IFRS 9 [member] | Provision for impairment [member]
Disclosure of detailed information about basis of presentation of financial statements and principal accounting policies [line items]
Retained earnings			(1,941,000)	(65,000)
Contract assets			(115,000)	(4,000)
Accounts receivable			(1,819,000)	(61,000)
Other receivables			(5,000)	(169)
Other receivables - related parties			(2,000)	(67)
Effects of adopting new standards [member] | IFRS 9 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about basis of presentation of financial statements and principal accounting policies [line items]
Reclassification of available-for-sale financial assets			9,950,000	336,000
Financial assets at fair value through other comprehensive income			89,335,000	3,014,000
Retained earnings			28,584,000	964,000
Financial assets at fair value through other reserve			50,801,000	1,714,000
Effects of adopting new standards [member] | IFRS 9 [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about basis of presentation of financial statements and principal accounting policies [line items]
Reclassification of available-for-sale financial assets			10,940,000	369,000
Retained earnings			493,000	17,000
Financial assets at fair value through profit or loss			$ 11,433,000	$ 386,000
Certain properties [member] | Other Property [Member] | Top of range [member]
Disclosure of detailed information about basis of presentation of financial statements and principal accounting policies [line items]
Estimated useful life of individual assets	11 years
Certain properties [member] | Changes in accounting estimates of useful life of property, plant and equipment [member] | Top of range [member]
Disclosure of detailed information about basis of presentation of financial statements and principal accounting policies [line items]
Estimated useful life of individual assets	16 years
Certain equipment [member] | Changes in accounting estimates of useful life of property, plant and equipment [member] | Bottom of range [member]
Disclosure of detailed information about basis of presentation of financial statements and principal accounting policies [line items]
Estimated useful life of individual assets	2 years
Certain equipment [member] | Changes in accounting estimates of useful life of property, plant and equipment [member] | Top of range [member]
Disclosure of detailed information about basis of presentation of financial statements and principal accounting policies [line items]
Estimated useful life of individual assets	8 years
Certain equipment [member] | office equipment [member] | Bottom of range [member]
Disclosure of detailed information about basis of presentation of financial statements and principal accounting policies [line items]
Estimated useful life of individual assets	2 years
Certain equipment [member] | office equipment [member] | Top of range [member]
Disclosure of detailed information about basis of presentation of financial statements and principal accounting policies [line items]
Estimated useful life of individual assets	6 years